Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Small Cap Core Equity ETF
(the “Fund”)
Supplement dated February 22, 2024 to the
Prospectus and Summary Prospectus, each dated December 29, 2023
Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:
The following replaces in its entirety the first paragraph under the “Goldman Sachs Small Cap Core Equity ETF—Summary—Principal Strategy” section in the Fund’s Prospectus and the “Principal Strategy” section in the Fund’s Summary Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity investments in small‑cap issuers. Small‑cap issuers are companies with relatively small market capitalizations. As of December 31, 2023, small‑cap issuers generally have public stock market capitalizations between $100 million and $16 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small‑cap issuer capitalization range at the time of investment.

Goldman Sachs Small Cap Core Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Small Cap Core Equity ETF
(the “Fund”)
Supplement dated February 22, 2024 to the
Prospectus and Summary Prospectus, each dated December 29, 2023
Effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:
The following replaces in its entirety the first paragraph under the “Goldman Sachs Small Cap Core Equity ETF—Summary—Principal Strategy” section in the Fund’s Prospectus and the “Principal Strategy” section in the Fund’s Summary Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity investments in small‑cap issuers. Small‑cap issuers are companies with relatively small market capitalizations. As of December 31, 2023, small‑cap issuers generally have public stock market capitalizations between $100 million and $16 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small‑cap issuer capitalization range at the time of investment.